UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Twele Capital Management, Inc.
Address: 5601 Smetana Drive, Suite 707
         Minnetonka, MN  55343

13F File Number:  028-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maressia Twele
Title:     Chief Financial Officer
Phone:     952-887-9253

Signature, Place, and Date of Signing:

  /s/ Maressia Twele     Minnetonka, MN     January 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    $212,838 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291      268     5746 SH       SOLE                        0        0     5746
CLAYMORE EXCHANGE-TRD FD TR    GUGG CHINA ALLCP 18385P101      786    36825 SH       SOLE                    36600        0      225
DELAWARE INV MN MUN INC FD I   COM              24610V103      175    12945 SH       SOLE                        0        0    12945
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107     1164    35300 SH       SOLE                    35000        0      300
ISHARES TR                     DJ SEL DIV INX   464287168    10500   195283 SH       SOLE                   155450        0    39833
ISHARES TR                     FTSE CHINA25 IDX 464287184     1159    33242 SH       SOLE                    24000        0     9242
ISHARES TR                     S&P 500 INDEX    464287200     6236    49511 SH       SOLE                    39850        0     9661
ISHARES TR                     BARCLY USAGG B   464287226    21890   198550 SH       SOLE                   192342        0     6208
ISHARES TR                     MSCI EMERG MKT   464287234     2860    75373 SH       SOLE                    40290        0    35083
ISHARES TR                     IBOXX INV CPBD   464287242    13711   120523 SH       SOLE                   101570        0    18953
ISHARES TR                     BARCLYS 1-3 YR   464287457     1445    17097 SH       SOLE                    16922        0      175
ISHARES TR                     MSCI EAFE INDEX  464287465     3707    74845 SH       SOLE                    57100        0    17745
ISHARES TR                     S&P MIDCAP 400   464287507     6439    73494 SH       SOLE                    57700        0    15794
ISHARES TR                     COHEN&ST RLTY    464287564     5369    76456 SH       SOLE                    67600        0     8856
ISHARES TR                     RUSSELL1000VAL   464287598     3428    53995 SH       SOLE                    47570        0     6425
ISHARES TR                     RUSSELL1000GRW   464287614     3604    62370 SH       SOLE                    55500        0     6870
ISHARES TR                     RUSL 2000 VALU   464287630      582     8863 SH       SOLE                        0        0     8863
ISHARES TR                     S&P SMLCAP 600   464287804     6110    89458 SH       SOLE                    75600        0    13858
ISHARES TR                     S&PCITI1-3YRTB   464288125      553     5700 SH       SOLE                     5700        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414      929     8577 SH       SOLE                        0        0     8577
ISHARES TR                     S&P DEV EX-US    464288422      757    27483 SH       SOLE                    22000        0     5483
ISHARES TR                     HIGH YLD CORP    464288513    18638   208408 SH       SOLE                   188370        0    20038
ISHARES TR                     BARCLYS 3-7 YR   464288661     1513    12400 SH       SOLE                    12400        0        0
ISHARES TR                     US PFD STK IDX   464288687     4231   118793 SH       SOLE                    93611        0    25182
ISHARES TR                     RSSL MCRCP IDX   464288869     3020    67634 SH       SOLE                    56300        0    11334
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     2526    83176 SH       SOLE                    44687        0    38489
NFJ DIVID INT & PREM STRTGY    COM SHS          65337H109      205    12790 SH       SOLE                        0        0    12790
PIMCO ETF TR                   1-5 US TIP IDX   72201R205    14039   263095 SH       SOLE                   242769        0    20326
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583     1528    28000 SH       SOLE                    28000        0        0
POWERSHARES GLOBAL ETF TRUST   FDM HG YLD RAFI  73936T557     3710   200879 SH       SOLE                   186931        0    13948
POWERSHARES INDIA ETF TR       INDIA PORT       73935L100      800    49100 SH       SOLE                    49100        0        0
REVENUESHARES ETF TR           LARGECAP FD      761396100      931    40000 SH       SOLE                    40000        0        0
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106     3661    79095 SH       SOLE                    76800        0     2295
SCHWAB STRATEGIC TR            SHT TM US TRES   808524862     1974    39050 SH       SOLE                    38000        0     1050
SPDR INDEX SHS FDS             S&P INTL ETF     78463X772      522    11220 SH       SOLE                    10800        0      420
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     2870    48782 SH       SOLE                    46000        0     2782
SPDR SERIES TRUST              BRCLYS AGG ETF   78464A649     2270    39200 SH       SOLE                    39200        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    13703   164035 SH       SOLE                   155500        0     8535
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413    13430   233760 SH       SOLE                   233000        0      760
VANGUARD INDEX FDS             MID CAP ETF      922908629     5054    70255 SH       SOLE                    62850        0     7405
VANGUARD INDEX FDS             GROWTH ETF       922908736     1829    29610 SH       SOLE                    25100        0     4510
VANGUARD INDEX FDS             VALUE ETF        922908744     1077    20522 SH       SOLE                    16300        0     4222
VANGUARD INDEX FDS             SMALL CP ETF     922908751     1439    20661 SH       SOLE                    15850        0     4811
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     6761   176942 SH       SOLE                   160900        0    16042
VANGUARD SCOTTSDALE FDS        LG-TERM COR BD   92206C813      450     5195 SH       SOLE                     3830        0     1365
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     7616   248640 SH       SOLE                   230650        0    17990
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     1295    28610 SH       SOLE                    25000        0     3610
VANGUARD WORLD FD              MEGA GRWTH IND   921910816     1000    20800 SH       SOLE                    20800        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     4315    82982 SH       SOLE                    79950        0     3032
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422      759    48630 SH       SOLE                    47800        0      830